Off Balance Sheet Commitments - Summary of Future Minimum Lease Payments Due Under Non-cancelable Leases and Rental Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [abstract]
Commitments under operating leases	€ 2,427	€ 1,452	€ 1,507
Rental expense	€ 345	€ 291	€ 309